Annual Total Returns - FidelityCapitalIncomeFundHighIncomeFundFocusedHighIncomeFund-RetailComboPRO - FidelityCapitalIncomeFundHighIncomeFundFocusedHighIncomeFund-RetailComboPRO - Fidelity High Income Fund - Fidelity High Income Fund
Jun. 29, 2024
Bar Chart Table:
Annual Return 2014	1.53%
Annual Return 2015	(5.40%)
Annual Return 2016	15.97%
Annual Return 2017	8.58%
Annual Return 2018	(2.44%)
Annual Return 2019	14.25%
Annual Return 2020	2.44%
Annual Return 2021	4.23%
Annual Return 2022	(12.00%)
Annual Return 2023	10.96%